Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	6,552,352	6,547,354
Common stock, shares outstanding	6,197,760	6,194,705
Treasury stock, shares	354,592	352,649
Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	14,880,000	14,880,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D convertible preferred stock, non-voting
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A junior participating preferred stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0